Income Taxes - Effective Tax Reconciliation (Details) - Noble Finance Company [Member] - Foreign Tax Authority [Member]	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Tax rates which are different than the UK and Cayman Island rates	0.50%	22.60%	0.40%	4.30%
Tax impact of asset impairment and disposition	0.00%	0.00%	4.50%	0.30%
Tax impact of restructuring	1.00%	0.00%	2.10%	(4.10%)
Tax impact of the tax regulation change	0.00%	0.00%	0.90%	0.00%
Tax impact of valuation allowance	0.00%	(25.20%)	(4.30%)	0.50%
Resolution of (reserve for) tax authority audits	(0.20%)	2.90%	2.50%	3.20%
Total	1.30%	0.30%	6.10%	4.20%